CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Shareholders Contributions, Treasury Shares, Common Stock [Member]		Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member]		Acquisition Cost of Treasury Shares [Member]		Additional Paid-up Capital [Member]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Reserve for Capital Expenditures, Acquisition of Treasury Shares and/or Dividends [Member]	Retained Earnings, Subtotal [Member]	Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2022		$ 2,383,841,086	$ 2,383,840,106	$ 899,677,887	$ 752,761	$ 970,787,671	$ 41,734	[1]	$ 53,821,656	[1]	$ (97,455,079)	[1]	$ (28,270,856)	$ 288,298,929	$ 114,005,868	$ 1,081,857,422	$ 1,484,162,219	$ 980
Resolutions of the Ordinary, Extraordinary and Special Shareholders Meeting
Legal Reserve		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	(14,414,947)	14,414,947	0	0	0
Derecognition of reserves		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	1,081,857,422	0	(1,081,857,422)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	(1,355,741,404)	0	1,355,741,404	0	0
Comprehensive income for the year		67,371,011	67,369,367	0	0	0	0	[1]	0	[1]	0	[1]	0	67,369,367	0	0	67,369,367	1,644
Balance at end of period at Dec. 31, 2023		2,451,212,097	2,451,209,473	899,677,887	752,761	970,787,671	41,734	[1]	53,821,656	[1]	(97,455,079)	[1]	(28,270,856)	67,369,367	128,420,815	1,355,741,404	1,551,531,586	2,624
Resolutions of the Ordinary, Extraordinary and Special Shareholders Meeting
Legal Reserve		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	(3,368,469)	3,368,469	0	0	0
Derecognition of reserves		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	1,355,741,404	0	(1,355,741,404)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	(1,419,742,302)	0	1,419,742,302	0	0
Comprehensive income for the year		486,945,489	486,945,767	0	0	0	0	[1]	0	[1]	0	[1]	0	486,945,767	0	0	486,945,767	(278)
Balance at end of period at Dec. 31, 2024		2,938,157,586	2,938,155,240	899,677,887	752,761	970,787,671	41,734	[1]	53,821,656	[1]	(97,455,079)	[1]	(28,270,856)	486,945,767	131,789,284	1,419,742,302	2,038,477,353	2,346
Resolutions of the Ordinary, Extraordinary and Special Shareholders Meeting
Legal Reserve		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	(24,347,289)	24,347,289	0	0	0
Dividends payment		(231,152,260)	(231,152,260)	0	0	0	0	[1]	0	[1]	0	[1]	0	0	0	(231,152,260)	(231,152,260)	0
Derecognition of reserves		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	1,419,742,302	0	(1,419,742,302)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	(1,882,340,780)	0	1,882,340,780	0	0
Common stock reduction	[1]	0	0	0	0	0	(41,734)		(53,821,656)		97,455,079		(43,591,689)	0	0	0	0	0
Comprehensive income for the year		420,860,146	420,859,657	0	0	0	0	[1]	0	[1]	0	[1]	0	420,859,657	0	0	420,859,657	489
Balance at end of period at Dec. 31, 2025		$ 3,127,865,472	$ 3,127,862,637	$ 899,677,887	$ 752,761	$ 970,787,671	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ (71,862,545)	$ 420,859,657	$ 156,136,573	$ 1,651,188,520	$ 2,228,184,750	$ 2,835

[1]	See Note 19 to these consolidated financial statements.